SHARE-BASED COMPENSATION - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | Share	997,200	1,021,156	1,321,288
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 14.63	$ 14.54	$ 14.26
Number of share options exercisable in share-based payment arrangement | Share	0	23,956
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 0	$ 10.50
$5.00 to $9.99 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | Share		14,570
Weighted average remaining contractual life of outstanding share options		2 months 8 days
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares		$ 9.89
Number of share options exercisable in share-based payment arrangement | Share		14,570
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares		$ 9.89
$10.00 to $14.99 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | Share	745,200	754,586
Weighted average remaining contractual life of outstanding share options	2 years 11 months 12 days	3 years 10 months 28 days
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 13.93	$ 13.90
Number of share options exercisable in share-based payment arrangement | Share	0	9,386
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 0	$ 11.45
$15.00 to $19.99 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | Share	252,000	252,000
Weighted average remaining contractual life of outstanding share options	3 years 7 months 17 days	4 years 7 months 17 days
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 16.72	$ 16.72
Number of share options exercisable in share-based payment arrangement | Share	0	0
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 0	$ 0